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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Coatue Management, LLC
Address: 126 East 56th Street
         New York, New York 10022

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Phillipe P. Laffont
Title:   Investment Manager
Phone:   (212) 715-5100

Signature, Place, and Date of Signing:

         /s/Phillipe Laffont     New York, N.Y.        2-27-2001
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)



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[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total:     $45,026
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 2000
   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------         ---------   --------      --------

                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  -----------   --------  ----  ------  ----

360NETWORKS        Subordinate   88575T205   1,198,500    94000    SH         Sole         None      Sole
                   Shares
AMDOCS LIMITED     Ordinary      G02602103     907,625    13700    SH         Sole         None      Sole
                   Shares
BELLSOUTH CORP     Common Stock  079860102   2,292,500    56000    SH         Sole         None      Sole
BIDCOM
 INTERNATIONAL INC Common Stock  088788104       6,563    10000    SH         Sole         None      Sole
BOOKS A MILLION
 INC               Common Stock  098570104      15,125    11000    SH         Sole         None      Sole
BROCADE COMMUNI-
 CATIONS           Common Stock  111621108     459,063     5000    SH         Sole         None      Sole
CENTILLIUM COM-
 MUNICATIONS INC   Common Stock  152319109     222,500    10000    SH         Sole         None      Sole
CENTRINITY INC     Common Stock  2247270       409,147    37210    SH         Sole         None      Sole
CHARTER COMMUNI-
 CATIONS, INC      Common Stock  16117M107   1,032,281    45500    SH         Sole         None      Sole
CLEAR CHANNEL
 COMMUNICATIONS    Common Stock  184502102   2,877,188    59400    SH         Sole         None      Sole
COMCAST CP CL-A
 SPECIAL           Class A       200300200   1,920,500    46000    SH         Sole         None      Sole
                   Special
COREL CORP         Common Stock  21868Q109     425,652   267076    SH         Sole         None      Sole
COX COMMUNICATIONS
  CL A             Class A       224044107     954,531    20500    SH         Sole         None      Sole
                   Shares
C-PHONE CORP       Common Stock  12616P105         688    22000    SH         Sole         None      Sole
DATA DIMENSIONS
 INC               Common Stock  237654207       4,469    13000    SH         Sole         None      Sole
DSL.NET INC        Common Stock  262506108      95,625   180000    SH         Sole         None      Sole
E.SPIRE COMMUNI-
 CATIONS INC       Common Stock  269153102      57,500   115000    SH         Sole         None      Sole
ECHOSTAR COMMUNI-
 CATIONS CORP
 CL-A              Class A       278762109   1,060,150    46600    SH         Sole         None      Sole
                   Shares
EMULEX CORP        Common Stock  292475209     447,650     5600    SH         Sole         None      Sole
FOCAL COMMUNICA-
 TIONS CORP        Common Stock  344155106     681,100    97300    SH         Sole         None      Sole
GLOBALSTAR



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 TELECOMMUNICATION Common Stock  G3930H104     188,830   208364    SH         Sole         None      Sole
GT GROUP TELECOM
 INC.              Common Stock  362359408     604,500    80600    SH         Sole         None      Sole
HANDSPRING INC     Common Stock  410293104   1,144,763    29400    SH         Sole         None      Sole
INTERNAP NETWORK
 SERVICES          Common Stock  45885A102   1,189,725   164100    SH         Sole         None      Sole
INTERNET AMERICA
 INC               Common Stock  46058Y109      15,625    25000    SH         Sole         None      Sole
JB OXFORD HOLDINGS
 INC               Common Stock  466107109      21,531    13000    SH         Sole         None      Sole
JUNO ONLINE
 SERVICES INC      Common Stock  482048105     127,444   194200    SH         Sole         None      Sole
KANA COMMUNICATIONS
 INC               Common Stock  483600102     345,000    30000    SH         Sole         None      Sole
LINEAR TECHNOLOGY
 CORP              Common Stock  535678106     656,750    14200    SH         Sole         None      Sole
MATRIXONE INC      Common Stock  57685P304     805,706    44300    SH         Sole         None      Sole
MAXIM INTEGRATED
 PRODUCTS INC      Common Stock  57772K101     664,594    13900    SH         Sole         None      Sole
MCLEODUSA INC CL-A Class A       582266102     506,424    35853    SH         Sole         None      Sole
METRICOM INC       Common Stock  591596101   1,991,369   197900    SH         Sole         None      Sole
MICROSOFT CORP.    Common Stock  594918104   1,388,000    32000    SH         Sole         None      Sole
NEON COMMUNICA-
 TIONS INC         Common Stock  640506101     295,750    45500    SH         Sole         None      Sole
NETWORK ACCESS
 SOLUTIONS         Common Stock  64120S109     111,000   177600    SH         Sole         None      Sole
NETWORK PLUS CORP  Common Stock  64122D506     810,500   324200    SH         Sole         None      Sole
NETZERO INC.       Common Stock  64122R109     230,913   263900    SH         Sole         None      Sole
NEXTEL COMMUNICA-
 TIONS CL A        Class A       65332V103     339,075    13700    SH         Sole         None      Sole
NOKIA CORP SPON
 ADR               ADR           654902204     957,000    22000    SH         Sole         None      Sole
ORACLE CORPORATION Common Stock  68389X105   1,336,875    46000    SH         Sole         None      Sole
PEAPOD INC         Common Stock  704718105      10,938    14000    SH         Sole         None      Sole
PEGASUS COMMUNICA-
 TIONS CORP        Common Stock  705904100     257,500    10000    SH         Sole         None      Sole
PEOPLESOFT INC     Common Stock  712713106   2,636,594    70900    SH         Sole         None      Sole
PERLE SYSTEMS LTD  Common Stock  714152105       6,875    10000    SH         Sole         None      Sole
PORTAL SOFTWARE,
 INC.              Common Stock  736126103     251,000    32000    SH         Sole         None      Sole
PRIMUS TELECOMMUNI-
 CATIONS GP        Common Stock  741929103     614,350   265665    SH         Sole         None      Sole
PURCHASEPRO.COM
 INC               Common Stock  746144104   1,634,500    93400    SH         Sole         None      Sole
QLOGIC CORP        Common Stock  747277101     431,200     5600    SH         Sole         None      Sole
RCN CORP           Common Stock  749361101     526,463    83400    SH         Sole         None      Sole
RED HAT, INC.      Common Stock  756577102   1,330,000   212800    SH         Sole         None      Sole
SBC COMMUNICATIONS
  INC              Common Stock  78387G103   1,943,425    40700    SH         Sole         None      Sole
TELIGENT, INC.     Common Stock  87959Y103     273,381   141100    SH         Sole         None      Sole



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UNIVERSAL ACCESS
 INC               Common Stock  913363107     580,800    72600    SH         Sole         None      Sole
USA NETWORKS INC   Common Stock  902984103   2,979,769   153300    SH         Sole         None      Sole
VA LINUX SYSTEMS
 INC               Common Stock  91819B105     623,188    76700    SH         Sole         None      Sole
VIATEL INC         Common Stock  925529208     764,203   205500    SH         Sole         None      Sole
WESTWOOD ONE INC   Common Stock  961815107     467,363    24200    SH         Sole         None      Sole
WORLD ACCESS INC
  (NEW)            Common Stock  98141A101     429,516   178500    SH         Sole         None      Sole
YAHOO! INC.        Common Stock  984332106     465,969    15500    SH         Sole         None      Sole

                   TOTAL:                   45,026,765

02984001.AA0